Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Common Stock
9.	Common Stock
Common Stock Reserved for Future Issuance
Common stock reserved for future issuance consisted of the following (in thousands):

	As of June 30, 2026	As of December 31, 2025
Shares reserved for exercise of stock options issued and outstanding	5,945	4,234
Shares reserved for future issuance under the equity incentive plan	2,724	3,348
Shares reserved for future issuance under the employee stock purchase plan	493	303

Total	9,162	7,885

9.	Common Stock
Common Stock Rights
The holder of each outstanding share of common stock is entitled to one vote on all matters submitted to a vote of the holders of common stock. Subject to the rights of the holders of any class of the Company’s capital stock having any preference or priority over common stock, the holders of common stock are entitled to receive dividends that are declared by the Company’s board of directors out of legally available funds. In the event of a liquidation, dissolution or winding-up, the holders of common stock are entitled to share ratably in the net assets remaining after payment of liabilities and the liquidation value of any class of the Company’s capital stock having any preference or priority over the common stock then outstanding, if any. The common stock has no preemptive rights, conversion rights, redemption rights, preference rights, or exchange rights, or sinking fund provisions, and there are no dividends in arrears or default. All shares of common stock have equal distribution, liquidation and voting rights.
Common Stock Reserved for Future Issuance
Common stock reserved for future issuance consisted of the following (in thousands):

	As of December 31,
	2025	2024
Shares reserved for exercise of stock options issued and outstanding	4,234	3,818
Shares reserved for future issuance under the equity incentive plan	3,348	2,648
Shares reserved for future issuance under the ESPP	303	187

Total	7,885	6,653